Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
At Inter&Co, cybersecurity risk management is an integral part of our Enterprise Risk Management processes. We maintain a comprehensive process for assessing, identifying and managing cybersecurity threats, including risks relating to disruption of business operations or financial reporting systems, intellectual property theft, violation of privacy laws and other litigation and legal risk.
Our cybersecurity program is supported by international frameworks such as CIS Critical Security Controls that help us guide our initiatives and monitor the evolution of our compliance adherence to best practices. In that order, we develop policies, training programs and implement some of the best solutions in the market to protect and monitor our environment. We are constantly advised by known consultancy firms that support our improvement roadmap.
Our cybersecurity program extends to the oversight of our third-party service providers, which oversight includes conducting a pre-hiring due diligence relating to the third-party’s cybersecurity and privacy practices, contractual provisions requiring notification of cybersecurity-related incidents that may impact us, and cybersecurity-related audit requirements. We are, however, subject to risks relating to the cybersecurity of our third-party service providers.
We comply with the CMN's cybersecurity rules applicable to financial institutions. These rules include certain cyber risk management and cloud outsourcing requirements relating to the design and adaptation of our cybersecurity internal controls and requirements for the location of data processing activities outside Brazil, as well as designing action plans to prevent and respond to cybersecurity incidents.
Our incident response plan coordinates the activities we take to prepare for, detect, respond to and recover from cybersecurity incidents, which include processes to triage, assess severity for, escalate, contain, investigate and remediate the incident, as well as to comply with potentially applicable legal obligations and mitigate brand and reputational damage.
In 2024, Banco Inter remained a member of the Board of Advisors for the PCI Security Standards Council and renewed its security certification issued by PCI-DSS. Also in 2024, Bureau Veritas renewed our marketplace (Inter Shop) certification on privacy management and personal data protection systems. In 2025, Banco Inter was re-elected to the Board of Advisors for the PCI Security Standards Council
The cybersecurity management processes described above are managed by the Chief Security Officer of Banco Inter and the Chief Technology Officer of Inter&Co, who is responsible for the entire technology structure of Inter.
Our Chief Technology Officer and the Chief Security Officer have daily access to information regarding our main cyber-related events, including attempted breaches and reports from third-party service providers. The Cyber and Information Security team has weekly meetings with the Chief Security Officer to report the main developments of the week. Any material issues are timely escalated to the Risk Management Committee, our Chief Technology Officer, our Audit Committee and our Board of Directors, as applicable.
Additionally, our Chief Technology Officer and the Chief Security Officer work in tandem with the Chief Risk Officer (CRO), who, develops and oversees the programs, policies and controls we have implemented across the organization to reduce and prevent logical and physical risks, including information security and cyber risks to our people, intellectual property, data and tangible property.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
At Inter&Co, cybersecurity risk management is an integral part of our Enterprise Risk Management processes. We maintain a comprehensive process for assessing, identifying and managing cybersecurity threats, including risks relating to disruption of business operations or financial reporting systems, intellectual property theft, violation of privacy laws and other litigation and legal risk.
Our cybersecurity program is supported by international frameworks such as CIS Critical Security Controls that help us guide our initiatives and monitor the evolution of our compliance adherence to best practices. In that order, we develop policies, training programs and implement some of the best solutions in the market to protect and monitor our environment. We are constantly advised by known consultancy firms that support our improvement roadmap.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Additionally, our Board of Directors has overall oversight responsibility for our risk management, including cybersecurity risk management. It delegates cybersecurity risk management oversight to the audit and risk committees of the Board of Directors. The audit and risk committees are responsible for overseeing that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The risk committee also report material cybersecurity risks to our full Board of Directors. Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. In addition, our Board of Directors annually reviews and approves our updated cybersecurity policy.
In 2025, we did not identify any cybersecurity threats that have materially affected our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information, please see “Item 3. Key Information―D. Risk Factors―Failure to protect against risks related to cybersecurity may adversely impact our operations and result in loss of revenue, incurrence of material expenses and expose us to material liabilities.” and “Item 3. Key Information―D. Risk Factors ―Interruptions or failures in our technology systems or any lack of integration or redundancy of these systems may materially adversely affect us.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit and risk committees are responsible for overseeing that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Additionally, our Board of Directors has overall oversight responsibility for our risk management, including cybersecurity risk management. It delegates cybersecurity risk management oversight to the audit and risk committees of the Board of Directors. The audit and risk committees are responsible for overseeing that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The risk committee also report material cybersecurity risks to our full Board of Directors. Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. In addition, our Board of Directors annually reviews and approves our updated cybersecurity policy.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true